Business (Details Narrative) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (816,137)	$ (946,718)	$ (477,213)	$ (540,332)	$ (1,762,855)	$ (1,017,545)	$ (2,115,033)	$ (2,591,790)
Negative operating cash flows					(106,448)	(266,278)	(487,745)	(427,368)
Stockholders' deficiency	$ (7,846,748)	$ (7,451,419)	$ (6,617,038)	$ (6,227,775)	$ (7,846,748)	$ (6,617,038)	$ (7,444,819)	$ (5,733,225)	$ (4,355,384)